Disposals of subsidiaries - Beijing Aomei (Details) - CNY (¥)		1 Months Ended	12 Months Ended
	Jan. 11, 2018	May 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net assets disposed of:
Property, plant and equipment.			¥ 531,941,000	¥ 519,323,000	¥ 235,028,000
Deferred income tax assets			32,646,000	19,900,000	12,254,000
Inventory			33,336,000	26,120,000
Trade receivables			14,324,000	9,705,000
Other receivables, deposits and prepayments			98,715,000	71,278,000
Cash and cash equivalents			44,384,000	154,490,000	101,886,000
Trade payables			(33,654,000)	(17,017,000)
Accruals, other payables and provisions			(68,783,000)	(58,439,000)
Non-controlling interests			(34,840,000)	(43,117,000)
Loss on disposal of subsidiary			¥ 802,000
Disposals of subsidiaries | Beijing Aomei
Net assets disposed of:
Property, plant and equipment.	¥ 2,273,000
Intangible assets	19,000
Goodwill	572,000
Deferred income tax assets	1,273,000
Inventory	691,000
Other receivables, deposits and prepayments	778,000
Current income tax recoverable	18,000
Cash and cash equivalents	(2,273,000)
Trade payables	(257,000)
Accruals, other payables and provisions	(2,733,000)
Non-controlling interests	85,000
Net assets of subsidiary	5,071,000
Loss on disposal of subsidiary	(191,000)
Cash consideration	¥ 4,880,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received				3,200,000
Cash and cash equivalents disposed of				(2,273,000)
Net cash inflow in respect of disposal of subsidiary				927,000
Consideration receivable balance				¥ 1,680,000	¥ 1,680,000
Disposals of subsidiaries | Baotou Pengai
Net assets disposed of:
Property, plant and equipment.		¥ 7,191,000
Intangible assets		16,000
Deferred income tax assets		182,000
Inventory		236,000
Current income tax recoverable		14,000
Cash and cash equivalents		1,465,000
Non-controlling interests		(1,932,000)
Net assets of subsidiary		1,910,000
Loss on disposal of subsidiary		(261,000)
Cash consideration		1,649,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received		150,000
Cash and cash equivalents disposed of		¥ (1,465,000)